SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 29, 2020 (Unaudited)

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 4.763% (1 Month LIBOR USD + 6.390%), 9/25/20 (g)(h)	$526,155	$3,562
Series 2006-M1, Class IO, 0.074%, 3/25/36 (a)(g)	2,316,835	1,151
GNMA REMIC Trust
Series 2012-25, Class IO, 0.417%, 8/16/52 (a)(g)	2,373,680	36,247
Series 2013-173, Class AC, 2.709%, 10/16/53 (a)	14,498	14,951
Government National Mortgage Association
Series 2002-28, Class IO, 0.555%, 1/16/42 (a)(g)	20,450	1
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	348,665	37
Series 2006-68, Class IO, 0.246%, 5/16/46 (a)(g)	560,276	3,717
Total Commercial Mortgage-Backed Securities - Agency (cost $199,744)		59,666

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 6.7%
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 6.652% (1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	58,325	58,985
Series 2006-2A, Class M1, 1.937% (1 Month LIBOR USD + 0.310%), 7/25/36 (c)(h)	1,092,564	1,057,035
Series 2006-2A, Class M3, 1.977% (1 Month LIBOR USD + 0.350%), 7/25/36 (c)(h)	1,579,343	1,510,518
Series 2006-3A, Class M1, 1.967% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,588,435	1,528,675
Series 2006-4A, Class A2, 1.897% (1 Month LIBOR USD + 0.270%), 12/25/36 (c)(h)	2,034,401	1,966,883
Series 2007-2A, Class A1, 1.897% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	2,199,996	2,107,718
Series 2007-3, Class M1, 1.937% (1 Month LIBOR USD + 0.310%), 7/25/37 (c)(h)	346,823	330,999
Series 2007-6A, Class A3A, 2.877% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(h)	1,892,522	1,897,846
BX Trust
Series 2020-BXLP, Class F, 3.659% (1 Month LIBOR USD + 2.000%), 12/15/29 (c)(h)	12,750,000	12,765,338
Series 2020-BXLP, Class G, 4.159% (1 Month LIBOR USD + 2.500%), 12/15/29 (c)(h)	3,750,000	3,774,345
Series 2019-CALM, Class E, 3.659% (1 Month LIBOR USD + 2.000%), 11/25/32 (c)(h)	3,125,000	3,126,957
Series 2019-XL, Class G, 3.959% (1 Month LIBOR USD + 2.300%), 10/15/36 (c)(h)	4,777,003	4,753,452
BXMT Ltd.
Series 2020-FL2, Class E, 3.710% (1 Month LIBOR USD + 2.050%), 2/16/37 (c)(h)	993,000	997,565
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.158% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	419,996	410,299
FREMF Mortgage Trust
Series 2014-KF05, Class B, 5.662% (1 Month LIBOR USD + 4.000%), 9/25/22 (c)(h)	921,717	929,997
Series 2020-KI05, Class B, 3.927% (1 Month LIBOR USD + 2.300%), 7/25/24 (c)(h)	3,750,000	3,768,439
Series 2017-KF35, Class B, 4.412% (1 Month LIBOR USD + 2.750%), 8/25/24 (c)(h)	2,215,249	2,222,679
Series 2017-KF39, Class B, 4.162% (1 Month LIBOR USD + 2.500%), 11/25/24 (c)(h)	1,823,465	1,849,154
Series 2018-KF42, Class B, 3.862% (1 Month LIBOR USD + 2.200%), 12/25/24 (c)(h)	1,379,654	1,382,624
Series 2018-KF44, Class B, 3.812% (1 Month LIBOR USD + 2.150%), 2/25/25 (c)(h)	3,043,243	3,055,377
Series 2018-K731, Class C, 3.932%, 2/25/25 (a)(c)	1,223,000	1,287,898
Series 2018-KF47, Class B, 3.662% (1 Month LIBOR USD + 2.000%), 5/25/25 (c)(h)	5,502,866	5,479,288
Series 2018-KF51, Class B, 3.512% (1 Month LIBOR USD + 1.850%), 8/25/25 (c)(h)	6,302,329	6,258,205
Series 2018-KF53, Class B, 3.712% (1 Month LIBOR USD + 2.050%), 10/25/25 (h)	1,212,869	1,214,136
Series 2018-KF55, Class B, 3.962% (1 Month LIBOR USD + 2.300%), 11/25/25 (c)(h)	3,556,698	3,558,626
Series 2019-KF58, Class B, 3.812% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(h)	3,596,470	3,627,175
Series 2019-KF62, Class B, 3.712% (1 Month LIBOR USD + 2.050%), 4/25/26 (c)(h)	1,499,942	1,500,543
Series 2017-KF33, Class B, 4.212% (1 Month LIBOR USD + 2.550%), 6/25/27 (c)(h)	3,358,511	3,411,429
Series 2017-KF37, Class B, 4.412% (1 Month LIBOR USD + 2.750%), 6/25/27 (c)(h)	1,593,962	1,617,162
Series 2018-KF43, Class B, 3.812% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(h)	2,946,906	2,954,284
Series 2018-KF48, Class B, 3.712% (1 Month LIBOR USD + 2.050%), 6/25/28 (c)(h)	5,570,779	5,529,741
Series 2018-KF50, Class B, 3.562% (1 Month LIBOR USD + 1.900%), 7/25/28 (c)(h)	1,271,992	1,271,729
Series 2018-KF52, Class B, 3.612% (1 Month LIBOR USD + 1.950%), 9/25/28 (h)	6,662,779	6,645,766
Series 2018-KF56, Class B, 4.112% (1 Month LIBOR USD + 2.450%), 11/25/28 (c)(h)	4,521,182	4,536,863
Series 2019-KF57, Class B, 3.912% (1 Month LIBOR USD + 2.250%), 1/25/29 (c)(h)	3,022,303	3,029,925
Series 2019-KF59, Class B, 4.012% (1 Month LIBOR USD + 2.350%), 2/25/29 (c)(h)	2,249,676	2,259,381
Series 2019-KF61, Class B, 3.862% (1 Month LIBOR USD + 2.200%), 4/25/29 (c)(h)	4,942,724	4,953,515
Series 2019-KF67, Class B, 3.912% (1 Month LIBOR USD + 2.250%), 8/25/29 (c)(h)	1,400,000	1,414,029
Series 2019-KF70, Class B, 3.962% (1 Month LIBOR USD + 2.300%), 9/25/29 (c)(h)	7,980,000	8,025,957
Series 2019-KF71, Class B, 3.962% (1 Month LIBOR USD + 2.300%), 10/25/29 (c)(h)	7,500,000	7,543,449
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, 0.171%, 5/10/50 (a)(c)(g)	143,948,375	2,958,610
Series 2012-BLIS, 0.576%, 7/10/50 (c)	28,581,789	1,982,580
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 2.017% (1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,722,000	3,493,611
Series 2007-1A, Class M1, 2.127% (1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,421,949
Multi-family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 4.877% (1 Month LIBOR USD + 3.250%), 10/15/49 (c)(h)	25,514,000	26,652,889
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	725,602	754,512
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	608,283	638,500
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	465,737	490,438
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	469,520	478,427
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	745,709	792,829
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $167,945,190)		169,278,331

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 20.2%
Fannie Mae Connecticut Avenue Securities
Series 2016-C01, Class 1M2, 8.377% (1 Month LIBOR USD + 6.750%), 8/25/28 (h)	17,952,235	19,665,045
Series 2016-C01, Class 2M2, 8.577% (1 Month LIBOR USD + 6.950%), 8/25/28 (h)	5,171,085	5,589,731
Series 2016-C02, Class 1M2, 7.627% (1 Month LIBOR USD + 6.000%), 9/25/28 (h)	14,757,088	15,930,594
Series 2016-C03, Class 1M2, 6.927% (1 Month LIBOR USD + 5.300%), 10/25/28 (h)	11,072,207	11,920,938
Series 2016-C05, Class 2M2, 6.077% (1 Month LIBOR USD + 4.450%), 1/25/29 (h)	3,714,026	3,914,406
Series 2016-C06, Class 1M2, 5.877% (1 Month LIBOR USD + 4.250%), 4/25/29 (h)	4,940,000	5,283,657
Series 2016-C07, Class 2M2, 5.977% (1 Month LIBOR USD + 4.350%), 5/25/29 (h)	8,473,949	8,879,305
Series 2018-C06, Class 1M2, 3.627% (1 Month LIBOR USD + 2.000%), 3/25/31 (h)	874,337	876,386
Series 2018-R07, Class 1ED2, 2.727% (1 Month LIBOR USD + 1.100%), 4/25/31 (c)(h)	11,201,684	11,238,343
Series 2018-R07, Class 1J2, 6.260%, 4/25/31 (a)(c)	10,940,000	11,265,979
Series 2019-R01, Class 2B1, 5.977% (1 Month LIBOR USD + 4.350%), 7/25/31 (c)(h)	4,392,000	4,846,401
Series 2019-R03, Class 1B1, 5.727% (1 Month LIBOR USD + 4.100%), 9/25/31 (c)(h)	14,392,500	15,454,987
Series 2019-R04, Class 2B1, 6.877% (1 Month LIBOR USD + 5.250%), 6/25/39 (c)(h)	12,000,000	13,465,248
Series 2019-R05, Class 1ED1, 2.127% (1 Month LIBOR USD + 0.500%), 7/25/39 (c)(h)	14,520,667	14,538,811
Series 2019-R05, Class 1B1, 5.727% (1 Month LIBOR USD + 4.100%), 7/25/39 (c)(h)	18,729,000	19,581,441
Series 2019-R05, Class 1J1, 6.661%, 7/25/39 (a)(c)	5,000,000	5,098,899
Series 2019-R06, Class 2B1, 5.377% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(h)	14,000,000	14,362,429
Series 2019-R07, Class 1M2, 3.727% (1 Month LIBOR USD + 2.100%), 10/25/39 (c)(h)	18,440,000	18,497,601
Series 2019-R07, Class 1B1, 5.027% (1 Month LIBOR USD + 3.400%), 10/25/39 (c)(h)	2,500,000	2,581,994
Series 2019-HRP1, Class M2, 3.811% (1 Month LIBOR USD + 2.150%), 11/25/39 (c)(h)	2,712,341	2,734,945
Series 2020-R02, Class 2M2, 3.661% (1 Month LIBOR USD + 2.000%), 1/25/40 (c)(h)	30,333,000	30,259,357
Series 2020-R01, Class 1M2, 3.677% (1 Month LIBOR USD + 2.050%), 1/25/40 (c)(h)	31,750,000	32,042,922
Series 2020-R02, Class 2B1, 4.661% (1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	22,666,000	22,459,773
Series 2020-R01, Class 1B1, '4.877% (1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	13,315,000	13,347,780
FHLMC Structured Pass Through Securities
Series T-67, Class 1A1C, 3.686%, 3/25/36 (a)	53,681	55,084
FNMA Grantor Trust
Series 2003-T2, Class A1, 2.008% (1 Month LIBOR USD + 0.140%), 3/25/33 (h)	48,571	47,667
Series 2004-T3, Class 2A, 4.352%, 8/25/43 (a)	52,120	54,290
FNMA Pool
5.500%, 5/1/36, #871313	6,909	7,299
5.000%, 8/1/37, #888534	13,427	14,800
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	53,623	66,833
Series 2007-W8, Class 1A5, 6.407%, 9/25/37 (a)	11,906	13,807
Freddie Mac Structured Agency Credit Risk
Series 2013-DN2, Class M2, 5.877% (1 Month LIBOR USD + 4.250%), 11/25/23 (h)	2,824,200	3,060,971
Series 2016-DNA1, Class M3, 7.177% (1 Month LIBOR USD + 5.550%), 7/25/28 (h)	7,000,000	7,696,104
Series 2016-HQA1, Class M3, 7.977% (1 Month LIBOR USD + 6.350%), 9/25/28 (h)	8,155,000	9,089,972
Series 2017-SPI1, Class M2, 3.977%, 9/25/47 (a)(c)	2,782,000	2,829,106
Series 2019-FTR3, Class B2, 6.461% (1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	3,900,000	4,198,263
Series 2019-FTR4, Class B2, 6.627% (1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	5,550,000	5,902,915
Series 2018-SPI1, Class M2, 3.731%, 2/25/48 (a)(c)	3,700,000	3,768,303
Series 2018-SPI3, Class M2, 4.150%, 8/25/48 (a)(c)	15,810,000	16,294,191
Series 2018-SPI4, Class M2, 4.460%, 11/25/48 (a)(c)	19,280,730	19,670,884
Series 2019-DNA4, Class B2, 7.877% (1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	6,115,000	6,360,037
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4, Class M2, 3.677% (1 Month LIBOR USD + 2.050%), 11/25/49 (c)(h)	28,320,000	28,675,073
Series 2019-HQA4, Class B1, 4.577% (1 Month LIBOR USD + 2.950%), 11/25/49 (c)(h)	5,000,000	5,109,952
Series 2019-HQA4, Class B2, 8.227% (1 Month LIBOR USD + 6.600%), 11/25/49 (c)(h)	5,500,000	5,968,514
Series 2020-HQA1, Class M2, 3.527% (1 Month LIBOR USD + 1.900%), 1/25/50 (c)(h)	34,000,000	34,142,202
Series 2020-HQA1, Class B1, 3.977% (1 Month LIBOR USD + 2.350%), 1/25/50 (c)(h)	9,692,000	9,621,581
Series 2020-HQA1, Class B2, 6.727% (1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	9,300,000	9,241,893
Series 2020-DNA1, Class B2, 6.877% (1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	7,188,000	7,090,436
Series 2020-DNA2, Class B1, 4.155% (1 Month LIBOR USD + 2.500%), 2/25/50 (c)(h)	9,543,000	9,407,986
Series 2020-DNA2, Class B2, 6.455% (1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	11,890,000	11,467,945
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, 3.587%, 12/25/46 (a)(c)(e)	595,000	609,271
Series 2017-SC02, Class M1, 3.816%, 5/25/47 (a)(c)	2,445,640	2,465,765
Series 2017-SC02, Class M2, 3.816%, 5/25/47 (a)(c)	1,411,000	1,412,525
GNMA II Pool
5.000%, 6/20/40, #745378	63,881	68,230
Total Residential Mortgage-Backed Securities - Agency (cost $504,572,346)		508,248,871

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 71.7%
Accredited Mortgage Loan Trust
Series 2006-1, Class M1, 1.957% (1 Month LIBOR USD + 0.330%), 4/25/36 (h)	2,414,000	2,265,676
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A2B, 1.737% (1 Month LIBOR USD + 0.110%), 10/25/36 (h)	12,068,755	6,433,614
Series 2006-HE4, Class A1, 1.767% (1 Month LIBOR USD + 0.140%), 10/25/36 (h)	973,403	576,338
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	127,885	129,266
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 1.817% (1 Month LIBOR USD + 0.190%), 12/25/46 (h)	11,890,785	10,476,781
Series 2007-1, Class A1, 2.753% (12 Month US Treasury Average + 0.700%), 2/25/47 (h)	14,545,960	8,771,000
Series 2007-2, Class A1, 1.752% (1 Month LIBOR USD + 0.125%), 3/25/47 (h)	7,118,817	6,627,895
Series 2007-5, Class A1, 1.817% (1 Month LIBOR USD + 0.190%), 6/25/47 (h)	1,378,215	1,328,658
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.231%, 10/17/36 (c)	3,000,000	3,333,840
Amresco Residential Securities Corp. Trust
Series 1998-1, Class M1F, 6.604%, 1/25/28 (a)	162,186	167,202
AMSR Trust
Series 2019-SFR1, Class G, 4.857%, 1/19/39 (a)(c)	2,502,000	2,537,145
Series 2019-SFR1, Class H, 6.040%, 1/19/39 (a)(c)	1,220,000	1,240,123
Angel Oak Mortgage Trust LLC
Series 2017-2, Class B1, 4.646%, 7/25/47 (a)(c)	4,023,000	4,102,686
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	7,500,000	7,825,227
Series 2019-2, Class B1, 5.016%, 3/25/49 (a)(c)	2,500,000	2,653,253
Series 2019-3, Class B1, 4.099%, 5/25/59 (a)(c)	5,000,000	5,211,916
Series 2020-1, Class B1, 3.764%, 12/25/59 (a)(c)	2,514,000	2,597,992
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	1,001,320	1,032,389
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.349%, 9/21/30 (k)	582,183	608,677
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 4.042%, 5/20/36 (a)	15,557	14,921
Series 2008-R4, Class 1A4, 2.111% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	2,176,124	1,320,940
Series 2007-5, Class 7A2, 35.393% (1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	135,786	288,709
Bayview Financial Mortgage Trust
Series 2005-C, Class M4, 2.800% (1 Month LIBOR USD + 0.800%), 6/28/44 (h)	3,037,000	2,798,248
Bear Stearns ALT-A Trust
Series 2005-8, Class 11A1, 2.167% (1 Month LIBOR USD + 0.540%), 10/25/35 (h)	4,894,731	4,756,448
Series 2005-9, Class 11A1, 2.147% (1 Month LIBOR USD + 0.520%), 11/25/35 (h)	8,297,557	9,824,464
Series 2006-3, Class 1A1, 2.007% (1 Month LIBOR USD + 0.380%), 5/25/36 (h)	1,429,608	1,637,502
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 1.907% (1 Month LIBOR USD + 0.280%), 4/25/36 (h)	10,993,794	12,636,889
Series 2006-IM1, Class A6, 1.947% (1 Month LIBOR USD + 0.320%), 4/25/36 (h)	10,868,491	12,292,867
Series 2006-HE9, Class 1A3, 1.857% (1 Month LIBOR USD + 0.230%), 11/25/36 (h)	11,943,000	10,682,321
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.315%, 3/25/31 (a)	136,595	136,401
Bear Stearns Second Lien Trust
Series 2007-SV1A, Class M2, 2.977% (1 Month LIBOR USD + 1.350%), 1/25/36 (c)(h)	4,548,802	4,550,365
BNC Mortgage Loan Trust
Series 2007-4, Class A2, 3.127% (1 Month LIBOR USD + 1.500%), 11/25/37 (h)	4,812,500	3,522,466
BRAVO Residential Funding Trust
Series 2019-NQM2, 4.797%, 11/25/59 (a)(c)	1,350,000	1,423,834
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A3, 1.787% (1 Month LIBOR USD + 0.160%), 10/25/36 (h)	2,120,615	1,792,338
Chase Home Lending Mortgage Trust
Series 2019-ATR1, Class A12, 6.500%, 4/25/49 (a)(c)	4,700,041	5,324,912
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 4.031%, 12/25/34 (a)	17,591	18,130
Series 2013-2, Class 4A2, 2.411%, 8/25/35 (a)(c)	6,209,240	4,671,131
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,412,515	1,289,218
Series 2007-AMC1, Class A1, 1.787% (1 Month LIBOR USD + 0.160%), 12/25/36 (c)(h)	2,463,843	1,695,012
Series 2007-AMC3, Class A2D, 1.977% (1 Month LIBOR USD + 0.350%), 3/25/37 (h)	158,602	140,242
Series 2007-WFH2, Class M3, 2.097% (1 Month LIBOR USD + 0.470%), 3/25/37 (h)	9,500,000	9,168,921
Series 2007-AHL3, Class A3A, 1.687% (1 Month LIBOR USD + 0.060%), 7/25/45 (h)	603,565	488,634
Series 2018-RP2, Class M1, 3.500%, 2/25/58 (a)(c)	4,500,000	4,866,062
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 2.027% (1 Month LIBOR USD + 0.400%), 7/25/37 (h)	285,377	233,526
COLT Funding LLC
Series 2018-3, Class M2, 4.583%, 10/26/48 (a)(c)	1,440,000	1,464,666
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	343,205	377,259
CoreVest American Finance Trust
Series 2017-2, Class M, 5.596%, 12/25/27 (c)	9,000,000	9,993,829
Series 2018-1, Class D, 4.920%, 6/15/51 (c)	6,000,000	6,716,947
Series 2018-1, Class E, 5.912%, 6/15/51 (a)(c)	1,534,000	1,743,090
Series 2019-1, Class D, 4.818%, 3/15/52 (c)	1,500,000	1,692,099
Series 2019-1, Class E, 5.489%, 3/15/52 (c)	242,500	267,381
Series 2019-3, Class E, 4.740%, 10/15/52 (a)(c)	1,650,000	1,746,746
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 4.224%, 9/25/34 (a)	397,715	395,493
Series 2005-J10, Class 1A9, 2.327% (1 Month LIBOR USD + 0.700%), 10/25/35 (h)	937,541	749,823
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	499,740	339,372
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	7,238	7,261
Series 2006-OA3, Class 1A1, 1.827% (1 Month LIBOR USD + 0.200%), 5/25/36 (h)	11,824	10,733
Series 2006-18CB, Class A1, 2.097% (1 Month LIBOR USD + 0.470%), 7/25/36 (h)	9,104,970	5,532,095
Series 2006-45T1, Class 1A2, 2.177% (1 Month LIBOR USD + 0.550%), 2/25/37 (h)	9,346,446	3,243,035
Series 2007-16CB, Class 1A2, 2.027% (1 Month LIBOR USD + 0.400%), 8/25/37 (h)	1,013,265	826,522
Series 2006-OA9, Class 1A1, 1.847% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	37,635	26,230
Countrywide Asset-Backed Certificates
Series 2006-S4, Class A5, 6.236%, 7/25/34 (a)	3,709,784	3,833,033
Series 2006-21, Class 1A, 1.767% (1 Month LIBOR USD + 0.140%), 5/25/35 (h)	330,386	318,645
Series 2005-2, Class M6, 3.652% (1 Month LIBOR USD + 2.025%), 8/25/35 (h)	11,821,375	11,241,657
Series 2006-24, Class 2A3, 1.777% (1 Month LIBOR USD + 0.150%), 6/25/47 (h)	41,150	39,803
Series 2007-12, Class 2A3, 2.427% (1 Month LIBOR USD + 0.800%), 8/25/47 (h)	393,169	390,495
Countrywide Home Loans
Series 2003-56, Class 9A1, 4.119%, 12/25/33 (a)	17,858	18,243
Series 2007-11, Class A1, 6.000%, 8/25/37	4,988,899	3,988,086
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.733%, 2/25/33 (a)	49,421	51,460
Series 2003-AR18, Class 4M3, 3.860% (1 Month LIBOR USD + 2.900%), 7/25/33 (h)	521,494	513,120
Credit Suisse Mortgage Trust
Series 2015-1R, Class 6A2, 2.075% (1 Month LIBOR USD + 0.280%), 5/27/37 (c)(h)	2,700,165	2,480,256
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	27,352,534	30,306,777
Series 2019-AFC1, 5.532%, 7/25/49 (a)(c)(e)	2,366,448	2,459,257
Series 2020-AFC1, Class M1, 2.841%, 2/25/50 (a)(c)	3,808,500	3,871,493
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	4,278,174
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	5,587,509
Series 2019-NQM1, 5.250%, 10/25/59 (a)(c)(e)	7,247,550	7,485,360
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	8,500,000	8,654,325
Series 2017-3A, Class B1, 4.814%, 10/25/47 (a)(c)	3,500,000	3,519,289
Series 2018-1A, Class B1, 4.340%, 12/25/57 (a)(c)	12,045,000	12,131,975
Series 2018-2A, Class M1, 4.375%, 4/25/58 (a)(c)	5,000,000	5,003,634
Series 2018-2A, Class B1, 4.776%, 4/25/58 (a)(c)	1,500,000	1,516,005
Series 2018-3A, Class B1, 5.007%, 8/25/58 (a)(c)	6,151,000	6,326,087
Series 2019-1A, Class B1, 5.252%, 1/25/59 (a)(c)	5,250,000	5,385,917
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	1,500,000	1,540,020
Series 2020-1, Class B2, 4.539%, 1/25/60 (a)(c)	2,667,000	2,697,796
Fieldstone Mortgage Investment Trust
Series 2007-1, Class 2A2, 1.897% (1 Month LIBOR USD + 0.270%), 4/25/47 (h)	3,997,957	3,315,095
First Franklin Mortgage Loan Trust
Series 2006-FF11, Class 2A3, 1.777% (1 Month LIBOR USD + 0.150%), 8/25/36 (h)	9,397,539	8,390,134
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 2.127% (1 Month LIBOR USD + 0.500%), 9/25/35 (h)	702,839	500,497
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 2.750%, 7/25/36 (a)	57,561	52,553
FirstKey Lending Trust
Series 2015-SFR1, Class E, 5.128%, 3/9/47 (a)(c)	2,427,342	2,426,150
Galton Funding Mortgage Trust
Series 2020-H1, 3.386%, 1/25/60 (a)(c)	4,379,900	4,378,970
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (k)	182,777	189,936
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 2.247% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	23,056,448	21,364,610
GS Mortgage-Backed Securities Trust
Series 2019-SL1, Class M2, 3.625%, 1/25/59 (a)(c)	20,939,000	21,986,147
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 1.697% (1 Month LIBOR USD + 0.070%), 3/25/36 (h)	32,436	16,612
Home Partners of America Trust
Series 2017-1, Class E, 4.309% (1 Month LIBOR USD + 2.650%), 7/17/34 (c)(h)	750,000	753,065
Series 2017-1, Class F, 5.198% (1 Month LIBOR USD + 3.539%), 7/17/34 (c)(h)	2,000,000	2,007,273
Series 2018-1, Class E, 3.509% (1 Month LIBOR USD + 1.850%), 7/17/37 (c)(h)	11,250,000	11,183,487
Series 2018-1, Class F, 4.009% (1 Month LIBOR USD + 2.350%), 7/17/37 (c)(h)	17,800,000	17,760,027
Series 2019-1, Class F, 4.101%, 9/17/39 (c)	492,850	516,701
Series 2019-2, Class F, 3.866%, 10/19/39 (c)	3,354,539	3,465,457
Homeward Opportunities Fund Trust
Series 2018-1, Class M1, 4.548%, 6/25/48 (a)(c)	1,250,000	1,285,318
Series 2018-1, Class B1, 5.295%, 6/25/48 (a)(c)	1,250,000	1,285,772
Series 2019-1, Class B1, 4.800%, 1/25/59 (a)(c)	2,000,000	1,969,812
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 5.432%, 8/20/29 (k)	994,206	1,055,317
Impac Secured Assets Trust
Series 2006-5, Class 1A1C, 1.897% (1 Month LIBOR USD + 0.270%), 2/25/37 (h)	18,070,291	15,667,818
IndyMac Residential Asset-Backed Trust
Series 2007-A, Class 2A2, 1.817% (1 Month LIBOR USD + 0.190%), 4/25/37 (h)	342,089	250,919
Invitation Homes Trust
Series 2018-SFR1, Class E, 3.659% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(h)	19,862,285	19,910,237
Series 2018-SFR2, Class E, 3.659% (1 Month LIBOR USD + 2.000%), 6/17/37 (c)(h)	9,462,000	9,431,763
Series 2018-SFR2, Class F, 3.909% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(h)	14,647,070	14,675,880
Series 2018-SFR3, Class E, 3.659% (1 Month LIBOR USD + 2.000%), 7/17/37 (c)(h)	21,580,000	21,510,288
Series 2018-SFR3, Class F, 3.909% (1 Month LIBOR USD + 2.250%), 7/17/37 (c)(h)	2,199,963	2,204,373
JP Morgan Mortgage Acquisition Trust
Series 2005-OPT1, Class M6, 2.692% (1 Month LIBOR USD + 1.065%), 6/25/35 (h)	2,018,640	1,810,940
Series 2006-HE3, Class A3, 1.737% (1 Month LIBOR USD + 0.110%), 11/25/36 (h)	7,034,101	6,413,806
Series 2006-HE3, Class A4, 1.787% (1 Month LIBOR USD + 0.160%), 11/25/36 (h)	2,629,131	2,406,797
Series 2006-HE3, Class A5, 1.867% (1 Month LIBOR USD + 0.240%), 11/25/36 (h)	6,799,477	6,265,812
JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 2.007% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	7,001,726	2,701,318
Series 2014-IVR6, Class B4, 2.889%, 7/25/44 (a)(c)	500,500	497,669
Series 2014-IVR3, Class B4, 3.078%, 9/25/44 (a)(c)	2,773,707	2,732,048
Series 2018-7FRB, Class A2, 2.411% (1 Month LIBOR USD + 0.750%), 4/25/46 (c)(h)	2,813,958	2,819,267
Series 2018-7FRB, Class B3, 3.134%, 4/25/46 (a)(c)	1,076,016	1,054,403
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(g)	18,810,881	235,573
Series 2017-3, Class 1AX1, 0.430%, 8/25/47 (a)(c)(g)	121,872,755	1,622,681
Series 2018-1, Class AX1, 0.239%, 6/25/48 (a)(c)(g)	311,381,639	1,612,739
Series 2018-3, Class AX1, 0.263%, 9/25/48 (a)(c)(g)	60,180,515	350,576
Series 2018-3, Class B2, 3.763%, 9/25/48 (a)(c)	2,666,084	2,878,121
Series 2018-4, Class AX1, 0.277%, 10/25/48 (a)(c)(g)	67,367,863	394,405
Series 2017-5, Class B3, 3.150%, 10/26/48 (a)(c)	3,688,903	3,605,997
Series 2017-6, Class AX1, 0.320%, 12/25/48 (a)(c)(g)	128,091,069	1,447,500
Series 2018-6, Class 1AX1, 0.514%, 12/25/48 (a)(c)(g)	46,749,741	577,116
Series 2018-6, Class B2, 3.953%, 12/25/48 (a)(c)	1,202,882	1,287,826
Series 2018-8, Class AX1, 0.203%, 1/25/49 (a)(c)(g)	60,390,988	181,982
Series 2019-1, Class AX1, 0.220%, 5/25/49 (a)(c)(g)	121,140,634	347,177
Series 2019-3, Class B2, 4.752%, 9/25/49 (a)(c)	5,661,100	6,268,991
Series 2019-3, Class B3, 4.752%, 9/25/49 (a)(c)	4,770,457	5,202,217
Series 2019-3, Class B4, 4.752%, 9/25/49 (a)(c)	3,243,359	3,454,488
Series 2019-3, Class B5, 4.752%, 9/25/49 (a)(c)	775,000	761,906
Series 2019-3, Class B6, 4.752%, 9/25/49 (a)(c)	1,936,702	1,523,907
Series 2019-HYB1, Class B3, 3.988%, 10/25/49 (a)(c)	2,935,973	3,077,034
Series 2019-5, Class B3, 4.465%, 11/25/49 (a)(c)	8,486,527	9,352,922
Series 2019-5, Class B4, 4.465%, 11/25/49 (a)(c)	4,400,312	4,689,084
Series 2019-5, Class B5, 4.465%, 11/25/49 (a)(c)	1,257,373	1,225,958
Series 2019-5, Class B6, 4.465%, 11/25/49 (a)(c)	4,136,930	3,021,726
Series 2019-6, Class AX1, 0.252%, 12/25/49 (a)(c)(g)	119,476,849	506,546
Series 2020-2, 3.272%, 7/25/50 (a)(c)(e)	12,510,000	12,866,840
Series 2020-2, 3.472%, 7/25/50 (a)(c)(e)	13,684,000	14,071,128
Series 2020-2, 3.672%, 7/25/50 (a)(c)(e)	8,992,000	9,241,524
Series 2020-2, 3.872%, 7/25/50 (a)(c)(e)	5,082,000	5,143,827
Series 2020-2, 3.872%, 7/25/50 (a)(c)(e)	2,346,000	2,201,511
Series 2020-2, 7.308%, 7/25/50 (a)(c)(e)	4,300,560	3,655,157
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 2.307% (1 Month LIBOR USD + 0.680%), 12/25/35 (h)	1,930,411	1,421,550
Series 2008-4, Class A1, 2.007% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	40,419,924	15,965,870
Series 2006-9, Class 1A5, 2.227% (1 Month LIBOR USD + 0.600%), 1/25/37 (h)	5,085,776	3,599,894
Lehman XS Trust
Series 2007-6, Class 3A1, 1.787% (1 Month LIBOR USD + 0.160%), 5/25/37 (h)	2,178,562	2,155,925
Series 2007-6, Class 3A2, 4.630%, 5/25/37 (l)	4,294,645	4,408,333
Series 2007-6, Class 3A5, 4.630%, 5/25/37 (l)	133,117	133,013
Series 2006-9, Class A1C, 1.887% (1 Month LIBOR USD + 0.260%), 5/25/46 (h)	4,930,337	4,630,596
Long Beach Mortgage Loan Trust
Series 2006-8, Class 1A, 1.777% (1 Month LIBOR USD + 0.150%), 9/25/36 (h)	3,772,871	2,792,125
Series 2006-11, Class 1A, 1.787% (1 Month LIBOR USD + 0.160%), 12/25/36 (h)	11,768,199	8,759,233
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 4.155% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)	5,550,000	5,645,424
Series 2019-4, Class A2, 4.155% (1 Month LIBOR USD + 2.500%), 5/1/24 (c)(h)	13,200,000	13,441,890
Series 2019-5, Class A2, 4.155% (1 Month LIBOR USD + 2.500%), 11/1/24 (c)(h)	23,000,000	23,577,091
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 4.255% (1 Month LIBOR USD + 2.600%), 3/1/24 (c)(h)	17,000,000	17,233,162
Series 2019-2, Class A2, 4.155% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)	12,300,000	12,483,526
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.679% (1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	211,373
Series 2005-WF1, Class M7, 3.352% (1 Month LIBOR USD + 1.725%), 6/25/35 (h)	917,217	922,847
Series 2006-HE2, Class A3, 1.777% (1 Month LIBOR USD + 0.150%), 6/25/36 (h)	7,763,500	4,476,564
Series 2006-NC2, Class A5, 1.867% (1 Month LIBOR USD + 0.240%), 8/25/36 (h)	1,907,842	1,078,562
Series 2007-WMC1, Class A2, 1.677% (1 Month LIBOR USD + 0.050%), 1/25/37 (h)	3,498,716	1,378,084
Series 2007-WMC1, Class A3, 1.727% (1 Month LIBOR USD + 0.100%), 1/25/37 (h)	5,111,545	2,036,239
Series 2007-WMC1, Class A1, 1.772% (1 Month LIBOR USD + 0.145%), 1/25/37 (h)	17,089,917	7,417,843
Series 2007-WMC1, Class A4, 1.787% (1 Month LIBOR USD + 0.160%), 1/25/37 (h)	6,611,766	2,669,398
MASTR Reperforming Loan Trust
Series 2006-2, Class 1A1, 4.364%, 5/25/36 (a)(c)	8,523,303	8,357,853
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 2.632% (1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,553,884	2,341,891
Mill City Mortgage Loan Trust
Series 2017-1, Class B2, 3.855%, 11/25/58 (a)(c)	3,550,000	3,855,124
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	2,330,166
Morgan Stanley ABS Capital I Inc. Trust
Series 2006-HE4, Class A3, 1.777% (1 Month LIBOR USD + 0.150%), 6/25/36 (h)	5,884,275	4,076,010
Series 2006-HE4, Class A4, 1.867% (1 Month LIBOR USD + 0.240%), 6/25/36 (h)	14,645,158	10,330,963
Series 2006-WMC2, Class A2C, 1.777% (1 Month LIBOR USD + 0.150%), 7/25/36 (h)	6,040,392	3,381,548
Series 2007-NC1, Class A2B, 1.727% (1 Month LIBOR USD + 0.100%), 11/25/36 (h)	3,115,432	1,988,556
Series 2007-NC1, Class A1, 1.757% (1 Month LIBOR USD + 0.130%), 11/25/36 (h)	10,013,144	5,942,688
Series 2007-NC1, Class A2D, 1.847% (1 Month LIBOR USD + 0.220%), 11/25/36 (h)	4,657,960	2,702,676
Series 2007-HE5, Class A2B, 1.807% (1 Month LIBOR USD + 0.180%), 3/25/37 (h)	1,988,458	1,116,004
New Century Home Equity Loan Trust
Series 2006-2, Class A2C, 1.877% (1 Month LIBOR USD + 0.250%), 8/25/36 (h)	8,092,000	7,444,565
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)	1,013,547	1,018,154
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	2,971,433	2,970,504
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.071%, 1/25/54 (a)(c)(g)	357,074	10,582
Series 2017-5A, Class B2, 3.127% (1 Month LIBOR USD + 1.500%), 6/25/57 (c)(h)	3,669,667	3,696,597
Series 2017-5A, Class B3, 4.342%, 6/25/57 (a)(c)	1,850,881	1,913,421
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	378,778	250,530
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 4.177% (1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,781,184
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 1.877% (1 Month LIBOR USD + 0.250%), 2/25/38 (h)	529,906	461,798
Preston Ridge Partners Mortgage Trust
Series 2018-1A, Class A1, 3.750%, 4/25/23 (a)(c)	69,492	70,004
Series 2018-1A, Class A2, 5.000%, 4/25/23 (a)(c)	1,000,000	1,009,279
Series 2019-2A, Class A2, 5.438%, 4/25/24 (c)(k)	2,500,000	2,539,466
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(k)	10,000,000	10,175,638
Series 2019-GS1, Class A2, 4.750%, 10/25/24 (a)(c)	594,965	602,303
Pretium Mortgage Credit Partners I, LLC
Series 2018-NPL4, Class A1, 4.826%, 9/25/58 (c)(k)	1,318,853	1,334,610
Series 2019-NPL3, Class A2, 4.581%, 7/27/59 (c)(k)	4,000,000	4,002,336
Series 2020-CFL1, Class A2, 4.213%, 2/27/60 (c)(k)	7,323,249	7,401,403
Series 2019-NPL1, Class A2, 5.927%, 7/25/60 (c)(k)	400,000	407,666
Progress Residential Trust
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	14,046,000	14,064,858
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	5,475,000	5,703,862
Series 2017-SFR2, Class F, 4.836%, 12/17/34 (c)	2,750,000	2,799,001
Series 2018-SFR1, Class E, 4.380%, 3/17/35 (c)	2,000,000	2,044,058
Series 2018-SFR1, Class F, 4.778%, 3/17/35 (c)	1,435,000	1,464,857
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	3,000,000	3,164,421
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	5,750,000	5,946,652
Series 2018-SFR2, Class F, 4.953%, 8/17/35 (c)	4,150,000	4,310,469
Series 2019-SFR1, Class F, 5.061%, 8/17/35 (c)	7,004,000	7,371,175
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	10,500,000	10,953,815
Series 2018-SFR3, Class F, 5.368%, 10/17/35 (c)	12,000,000	12,538,573
Series 2019-SFR2, Class F, 4.837%, 5/17/36 (c)	8,000,000	8,354,211
Series 2019-SFR3, Class F, 3.867%, 9/17/36 (c)	3,000,000	3,057,205
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	8,793	8,984
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.758%, 6/25/36 (a)(g)	9,231,779	244,045
Series 2006-QS6, Class 1A11, 2.327% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	4,074,648	3,377,343
Series 2007-QS1, Class 1A5, 2.177% (1 Month LIBOR USD + 0.550%), 1/25/37 (h)	6,760,196	5,263,361
Series 2006-QO6, Class A1, 1.807% (1 Month LIBOR USD + 0.180%), 6/25/46 (h)	8,280,497	3,241,160
RAMP Series Trust
Series 2005-EFC6, Class M4, 2.512% (1 Month LIBOR USD + 0.885%), 11/25/35 (h)	3,000,000	2,799,145
Series 2007-RS1, Class A3, 1.797% (1 Month LIBOR USD + 0.170%), 2/25/37 (h)	12,991,984	7,121,999
Series 2007-RS1, Class A4, 1.907% (1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	2,808,303
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,420,216	1,029,936
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	705,165	661,259
RCO V Mortgage LLC
Series 2018-2, Class A2, 5.926%, 10/25/23 (c)(k)	1,292,000	1,288,249
Series 2019-1, 3.721%, 5/24/24 (c)(k)	2,189,469	2,215,547
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 1.987% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	3,143,632	2,938,513
Series 2006-R1, Class AF1, 1.967% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	3,979,169	3,901,367
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 2.327% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	5,484,337	4,617,557
Series 2006-QS6, Class 1A9, 2.227% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	4,985,032	4,074,617
Series 2008-QR1, Class 2A1, 2.127% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	2,721,396	2,195,598
Series 2006-QS18, Class 1A1, 2.227% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	5,090,798	4,107,568
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 2.487% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	737,538	681,210
Residential Mortgage Loan Trust
Series 2020-1, Class B2, 4.665%, 2/25/24 (a)(c)	2,129,000	2,153,209
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	1,025,000	1,032,799
Series 2017-1, Class M2, 4.000%, 1/25/56 (a)(c)	4,450,000	4,585,546
Series 2017-3, Class M2, 4.750%, 7/25/56 (a)(c)	9,975,000	10,494,506
Series 2017-2, Class M2, 4.000%, 8/25/56 (a)(c)	7,200,000	7,411,129
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,714,528
Series 2017-4, Class M, 4.750%, 6/25/57 (a)(c)	2,575,000	2,726,770
Series 2018-3, Class M, 4.750%, 8/25/57 (a)(c)	11,023,000	12,232,675
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	630,298,435	2,073,965
Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	8,005,889
Series 2018-2, Class BX, 5.274%, 11/25/57 (a)	8,194,337	5,223,401
Series 2018-4, Class M, 4.750%, 3/25/58 (c)	9,000,000	10,043,784
Series 2019-1, Class M, 4.750%, 7/25/58 (a)(c)	3,000,000	3,221,388
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	2,169,466
Series 2019-3, Class M, 4.750%, 10/25/58 (a)	10,000,000	10,865,228
Series 2019-4, Class M, 4.500%, 2/25/59 (a)(c)	10,000,000	10,780,990
Sequoia Mortgage Trust
Series 2016-1, Class AIO1, 0.318%, 6/25/46 (a)(c)(g)	97,783,740	728,039
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	14,009,504	184,140
Series 2018-7, Class AIO1, 0.230%, 9/25/48 (a)(c)(g)	150,959,785	1,026,564
Series 2019-3, Class B3, 4.105%, 9/25/49 (a)(c)	1,501,994	1,640,751
Series 2019-4, Class B3, 3.799%, 11/25/49 (a)(c)	1,784,029	1,856,033
Shellpoint Co-Originator Trust
Series 2017-1, Class AX1, 0.178%, 4/25/47 (a)(c)(g)	185,438,275	1,414,875
Sofi Mortgage Trust
Series 2016-1, Class B2, 3.155%, 11/25/46 (a)(c)	1,522,240	1,526,662
Soundview Home Loan Trust
Series 2006-OPT1, Class M1, 1.972% (1 Month LIBOR USD + 0.345%), 3/25/36 (h)	3,750,000	3,304,976
Series 2006-OPT5, Class 2A4, 1.867% (1 Month LIBOR USD + 0.240%), 7/25/36 (h)	10,000,000	9,325,288
Series 2006-WF1, Class A4, 1.907% (1 Month LIBOR USD + 0.280%), 10/25/36 (h)	1,409,263	1,406,704
Starwood Waypoint Homes Trust
Series 2017-1, Class E, 4.259% (1 Month LIBOR USD + 2.600%), 1/17/35 (c)(h)	7,431,000	7,449,363
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 3.547%, 11/25/35 (a)	62,279	59,725
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 2.677% (1 Month LIBOR USD + 1.050%), 8/25/33 (h)	561,910	557,308
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	193,445	179,892
Towd Point Asset Funding, LLC
Series 2019-HE1, Class M1, 2.727% (1 Month LIBOR USD + 1.100%), 4/25/48 (c)(h)	7,242,685	7,285,183
Series 2019-HE1, Class M2, 3.377% (1 Month LIBOR USD + 1.750%), 4/25/48 (c)(h)	4,461,000	4,492,185
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 3.777% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	3,350,000	3,553,893
Series 2019-HY1, Class B2, 3.777% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,339,000	11,527,300
Series 2019-HY1, Class B4, 3.777% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	6,296,485
Series 2019-HY1, Class B3, 3.777% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	6,362,382
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	7,761,870	7,798,377
Series 2015-1, Class B1, 3.930%, 10/25/53 (a)(c)	2,000,000	2,130,300
Series 2015-3, Class B3, 4.265%, 3/25/54 (a)(c)	2,000,000	2,184,596
Series 2016-1, Class B3, 4.238%, 2/25/55 (a)(c)	2,000,000	2,138,453
Series 2015-5, Class B3, 4.042%, 5/25/55 (a)(c)	2,000,000	2,202,264
Series 2016-2, Class B3, 3.545%, 8/25/55 (a)(c)	4,000,000	4,312,010
Series 2016-3, Class B3, 4.134%, 4/25/56 (a)(c)	5,000,000	5,498,669
Series 2016-4, Class B3, 4.012%, 7/25/56 (a)(c)	7,019,000	7,711,690
Series 2016-5, Class B2, 3.787%, 10/25/56 (a)(c)	6,500,000	7,007,814
Series 2016-5, Class B3, 3.787%, 10/25/56 (a)(c)	11,671,000	12,527,558
Series 2017-1, Class B3, 3.970%, 10/25/56 (a)(c)	8,750,000	9,364,991
Series 2017-5, Class M2, 3.127% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(h)	20,472,000	20,994,302
Series 2017-5, Class B1, 3.427% (1 Month LIBOR USD + 1.800%), 2/25/57 (c)(h)	10,625,000	11,122,533
Series 2017-5, Class B2, 3.727% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	7,030,850
Series 2017-5, Class B3, 4.127% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	5,902,458
Series 2017-2, Class B3, 4.184%, 4/25/57 (a)(c)	5,000,000	5,552,190
Series 2017-3, Class B3, 4.023%, 7/25/57 (a)(c)	8,750,000	9,383,086
Series 2019-1, Class B2, 3.873%, 3/25/58 (a)(c)	4,000,000	4,404,172
Series 2018-6, Class B2, 3.901%, 3/25/58 (a)(c)	2,750,000	3,080,270
Series 2019-HY2, Class M2, 3.527% (1 Month LIBOR USD + 1.900%), 5/25/58 (c)(h)	6,851,000	6,975,440
Series 2019-HY2, Class B1, 3.877% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	9,851,000	10,162,369
Series 2019-HY2, Class B2, 3.877% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,632,538
Series 2019-HY2, Class B3, 3.877% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	2,393,584
Series 2019-HY2, Class B4, 3.877% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,876,884
Series 2018-3, Class B1, 4.010%, 5/25/58 (a)(c)	9,000,000	9,600,606
Series 2018-3, Class B2, 4.010%, 5/25/58 (a)(c)	1,750,000	1,833,760
Series 2018-4, Class B2, 3.352%, 6/25/58 (a)(c)	1,750,000	1,773,904
Series 2018-5, Class B1, 3.523%, 7/25/58 (a)(c)	9,000,000	9,724,871
Series 2018-5, Class B2, 3.523%, 7/25/58 (a)(c)	1,750,000	1,807,984
Series 2018-SJ1, Class M1, 4.500%, 10/25/58 (a)(c)	4,810,500	5,036,299
Series 2018-SJ1, Class M2, 4.750%, 10/25/58 (a)(c)	10,000,000	10,482,264
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	10,000,000	10,646,460
Series 2019-SJ1, Class M1, 4.400%, 11/25/58 (a)(c)	5,606,000	5,853,793
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	10,438,000	10,968,651
Series 2019-SJ2, Class M2, 4.750%, 11/25/58 (a)(c)	12,000,000	12,534,498
Series 2019-SJ1, Class A2, 5.000%, 11/25/58 (a)(c)	13,717,671	13,876,989
Series 2019-SJ2, Class B1, 5.000%, 11/25/58 (a)(c)	13,052,000	13,948,236
Series 2019-SJ1, Class B1, 5.000%, 11/25/58 (a)(c)	10,466,000	11,112,594
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	24,999,714	25,367,299
Series 2019-2, Class M2, 3.750%, 12/25/58 (a)(c)	2,000,000	2,166,260
Series 2019-3, Class M2, 4.250%, 2/25/59 (a)(c)	4,238,000	4,755,739
Series 2019-HY3, Class M1, 3.127% (1 Month LIBOR USD + 1.500%), 10/25/59 (c)(h)	9,495,000	9,800,767
Series 2019-HY3, Class M2, 3.327% (1 Month LIBOR USD + 1.700%), 10/25/59 (c)(h)	10,115,000	10,326,351
Series 2019-HY3, Class B1, 3.627% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,567,972
Series 2019-HY3, Class B2, 3.627% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	4,083,463
Series 2019-HY3, Class B3, 3.627% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	1,125,419
Series 2019-HY3, Class B4, 3.627% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	1,109,965
Series 2015-2, Class 1B3, 3.761%, 11/25/60 (a)(c)	2,000,000	2,183,572
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	13,343,000	13,833,996
Series 2017-SFR1, Class E, 4.011%, 9/17/34 (c)	750,000	765,665
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	26,246,000	27,200,908
Series 2017-SFR2, Class F, 5.104%, 1/17/36 (c)	10,125,000	10,677,361
Series 2018-SFR1, Class E, 4.564%, 5/17/37 (c)	6,250,000	6,648,538
Series 2018-SFR1, Class F, 4.960%, 5/17/37 (c)	6,500,000	6,974,972
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(k)	1,500,000	1,527,502
Series 2019-NPL4, Class A1B, 4.150%, 8/25/49 (c)(k)	4,000,000	4,061,080
Series 2019-NPL4, Class A2, 5.438%, 8/25/49 (c)(k)	2,000,000	2,030,042
Series 2019-NPL5, 3.352%, 9/25/49 (c)(k)	2,230,946	2,247,153
Series 2019-NPL5, Class A1B, 4.250%, 9/25/49 (c)(k)	2,000,000	2,002,273
Series 2019-NPL5, Class A2, 5.194%, 9/25/49 (c)(k)	1,800,000	1,803,065
Series 2019-NPL7, Class A1B, 3.967%, 10/25/49 (c)(k)	3,250,000	3,282,022
Series 2019-NPL7, Class A2, 5.193%, 10/25/49 (c)(k)	7,894,000	8,015,679
Series 2019-NPL8, Class A1B, 4.090%, 11/25/49 (c)(k)	2,500,000	2,531,271
Series 2019-NPL8, Class A2, 5.193%, 11/25/49 (c)(k)	6,000,000	6,074,536
Series 2020-NPL2, 3.672%, 2/25/50 (c)(k)	18,000,000	18,204,840
Series 2020-NPL2, 4.336%, 2/25/50 (c)(k)	12,000,000	12,176,520
Series 2020-NPL5, 3.475%, 3/25/50 (c)(k)	1,375,000	1,382,978
Series 2020-NPL5, 3.967%, 3/25/50 (c)(e)	3,745,000	3,745,000
Verus Securitization Trust
Series 2018-1, Class B1, 3.801%, 1/25/58 (a)(c)	2,000,000	2,018,265
Series 2018-3, Class B1, 5.694%, 10/25/58 (a)(c)	4,000,000	4,180,909
Series 2019-1, Class B1, 5.311%, 2/25/59 (a)(c)	214,000	219,619
Series 2019-2, Class B1, 4.437%, 5/25/59 (a)(c)(k)	1,577,000	1,608,268
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)(k)	500,000	510,915
Series 2019-4, Class B1, 3.860%, 11/25/59 (a)(c)(k)	1,579,000	1,655,715
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)(k)	650,000	678,218
Series 2020-1, Class B1, 3.624%, 1/25/60 (a)(c)	1,700,000	1,721,131
VOLT LXXX LLC
Series 2019-NPL6, Class A1B, 4.090%, 10/25/49 (c)(k)	8,385,000	8,524,790
Series 2019-NPL6, Class A2, 5.071%, 10/25/49 (c)(k)	2,250,000	2,287,833
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1B, 4.090%, 11/26/49 (c)(k)	3,000,000	3,039,835
Series 2019-NPL9, Class A2, 4.949%, 11/26/49 (c)(k)	4,500,000	4,563,283
VOLT LXXXIV LLC
Series 2019-NPL10, Class A1B, 3.967%, 12/27/49 (c)(k)	5,700,000	5,704,273
Series 2019-NPL10, Class A2, 4.704%, 12/27/49 (c)(k)	4,500,000	4,503,373
VOLT LXXXV LLC
Series 2020-NPL1, Class A1B, 3.721%, 1/25/50 (c)(k)	3,000,000	3,032,861
Series 2020-NPL1, Class A2, 4.458%, 1/25/50 (c)(k)	11,400,000	11,523,395
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1B, 3.672%, 2/25/50 (c)(k)	12,000,000	12,008,990
Series 2020-NPL3, Class A2, 4.336%, 2/25/50 (c)(k)	22,969,000	22,986,167
VOLT LXXXVIII LLC
Series 2020-NPL4, Class A2, 4.090%, 3/25/50 (c)(k)	2,308,000	2,341,364
WaMu Asset-Backed Certificates WaMu Series Trust
Series 2007-HE1, Class 2A3, 1.777% (1 Month LIBOR USD + 0.150%), 1/25/37 (h)	3,464,686	2,056,675
Series 2007-HE2, Class 2A1, 1.727% (1 Month LIBOR USD + 0.100%), 2/25/37 (h)	21,725,996	9,422,247
Series 2007-HE2, Class 2A2, 1.817% (1 Month LIBOR USD + 0.190%), 4/25/37 (h)	9,039,249	4,718,399
Series 2007-HE2, Class 2A3, 1.877% (1 Month LIBOR USD + 0.250%), 4/25/37 (h)	12,867,258	7,075,999
Series 2007-HE4, Class 2A4, 1.877% (1 Month LIBOR USD + 0.250%), 7/25/47 (h)	4,493,482	3,268,044
WaMu Mortgage Pass-Through Certificates
Series 2006-AR14, Class 1A3, 3.271%, 11/25/36 (a)	2,495,607	2,432,304
Series 2006-AR18, Class 1A1, 3.049%, 1/25/37 (a)	1,380,746	1,340,495
Series 2005-AR6, Class B1, 2.527% (1 Month LIBOR USD + 0.900%), 4/25/45 (h)	4,368,884	3,323,449
Series 2005-AR13, Class B1, 2.227% (1 Month LIBOR USD + 0.600%), 10/25/45 (h)	8,086,631	7,702,450
Series 2005-AR17, Class X, 1.327%, 12/25/45 (a)(g)	50,944,512	2,688,373
Series 2005-AR17, Class A1B3, 1.977% (1 Month LIBOR USD + 0.350%), 12/25/45 (h)	2,227,259	2,196,877
Series 2005-AR17, Class A1C4, 2.027% (1 Month LIBOR USD + 0.400%), 12/25/45 (h)	4,438,500	3,234,566
Series 2005-AR17, Class A1B2, 2.037% (1 Month LIBOR USD + 0.410%), 12/25/45 (h)	676,377	671,450
Series 2006-AR5, Class A1A, 3.043% (12 Month US Treasury Average + 0.990%), 6/25/46 (h)	1,474,079	1,478,578
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-4, Class 1A5, 7.000%, 6/25/37	6,316,437	4,244,310
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2006-AR9, Class 2A, 2.893% (12 Month US Treasury Average + 0.840%), 11/25/46 (h)	4,226,445	3,892,778
Series 2007-OA1, Class A1, 2.763% (12 Month US Treasury Average + 0.710%), 12/25/46 (h)	4,032,093	3,880,416
Wells Fargo Mortgage Backed Securities
Series 2018-1, Class AIO1, 0.191%, 7/25/47 (a)(c)(g)	128,285,321	1,079,983
Total Residential Mortgage-Backed Securities - Non-Agency (cost $1,819,528,085)		1,810,619,018

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.3%
BasePoint - BP SLL Trust, Series SPL-III
9.500%, 12/31/20 (d)(e)	6,250,000	6,250,000
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/21 (e)(f)(i)	749,058	636,699
Total Private Placement Participation Agreements (cost $6,999,058)		6,886,699

SHORT-TERM INVESTMENTS - 2.4%
MONEY MARKET FUND - 0.4%
First American Government Obligations Fund - Class Z, 1.450% (b)	10,561,274	10,561,274

REPURCHASE AGREEMENT - 2.0%
Cantor Fitzgerald, 1.59%, dated 2/28/20, matures 3/2/20, repurchase price $51,069,266,
(collateralized by U.S. Treasury Obligations, total market value $51,062,500)	$51,062,500	51,062,500
Total Short-term Investments (cost $61,623,774)		61,623,774

Total Investments (cost $2,560,868,197) - 101.3%		2,556,716,359
Liabilities less Other Assets - (1.3)%		(31,891,307)
TOTAL NET ASSETS - 100.0%		$2,524,825,052

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of February 29, 2020.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2020.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of
February 29, 2020, the value of these investments was $1,921,777,367 or 76.1% of total net assets.
(d)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-III. As of February 29, 2020, the value of this investment was $6,250,000 or 0.3% of total net assets. The security was acquired from October 2017 to January 2020 at a cost of $6,250,000.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 29, 2020, the total value of fair valued securities was $68,365,574 or 2.7% of total net assets.
(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 29, 2020.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of February 29, 2020, the value of this investment was
$636,699 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of February 29, 2020.
(l)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
February 29, 2020.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit

Semper MBS Total Return Fund
Notes to the Schedule of Investments
February 29, 2020 (Unaudited)

Note 1 - Securities Valuation

The Semper MBS Total Return Fund's (the "Fund's") investments in securities are carried at their fair value. The Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-
dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to
U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-
through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.
The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services), the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.
These procedures consider many factors, including the type of security, size of holding, trading volume and news events.
All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of February 29, 2020:

	Level 1	Level 2	Level 3	Total

Fixed Income
Commercial Mortgage-Backed Securities - Agency	$-	$59,666	$-	$59,666
Commercial Mortgage-Backed Securities - Non-Agency	-	169,278,331	-	169,278,331
Residential Mortgage-Backed Securities - Agency	-	507,639,600	609,271	508,248,871
Residential Mortgage-Backed Securities - Non-Agency	-	1,749,749,414	60,869,604	1,810,619,018
Total Fixed Income	-	2,426,727,011	61,478,875	2,488,205,886
Private Placement Participation Agreements	-	-	6,886,699	6,886,699
Money Market Fund	10,561,274	-	-	10,561,274
Repurchase Agreement	-	51,062,500	-	51,062,500
Total Investments	$10,561,274	$2,477,789,511	$68,365,574	$2,556,716,359

Refer to the Fund's schedule of investments for additional information. Transfers between levels are recognized at February 29, 2020, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value
			Private
		Residential	Placement
	Residential MBS-	MBS-	Participation
	Agency	Non-Agency	Agreements
Balance as of November 30, 2019	$9,186,667	$31,733,679	$6,905,525
Accrued discounts/premiums	(5,921)	(2,247)	-
Realized gain/(loss)	38,690	(295)	-
Change in unrealized appreciation/(depreciation)	53,781	736,136	(191,609)
Purchases	8,035,000	60,869,604	201,816
Sales	(5,432,967)	(79,287)	(29,033)
Transfers in and/or out of Level 3	(11,265,979)	(32,387,986)	-
Balance as of February 29, 2020	$609,271	$60,869,604	$6,886,699

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at February 29, 2020 and still classified as level 3 was $(190,704).

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 2/29/20	Technique(s)	Input	Input/Range

Residential MBS - Agency	$ 609,271	Market	Prior/Recent	$102.40
		Transaction	Transaction
Method

Residential MBS - Non-Agency	$ 60,869,604	Market	Prior/Recent	$84.99 - $103.92
		Transaction	Transaction	(weighted avg. $101.22)
Method

Private Placement Participation	$ 6,886,699	Market	Prior/Recent	$85 - $100.00
Agreements		Transaction	Transaction	(weighted avg. $98.61)
Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.